Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM HIGH YIELD FUND - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class R | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class R | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class R | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class R | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class R2
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R2 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class R2 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R2 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R2 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class R2 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R2 | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class R2 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class R2 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R2 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class R2 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class R4
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R4 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class R4 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R4 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R4 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class R4 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R4 | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class R4 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class R4 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R4 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R4 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class R4 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM HIGH YIELD FUND - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
PGIM HIGH YIELD FUND - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM HIGH YIELD FUND - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
PGIM HIGH YIELD FUND - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM HIGH YIELD FUND - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM HIGH YIELD FUND - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM HIGH YIELD FUND - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM Short Duration High Yield Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
PGIM Short Duration High Yield Income Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM Short Duration High Yield Income Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM Short Duration High Yield Income Fund - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Short Duration High Yield Income Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
PGIM Short Duration High Yield Income Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM Short Duration High Yield Income Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM Short Duration High Yield Income Fund - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Short Duration High Yield Income Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
PGIM Short Duration High Yield Income Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM Short Duration High Yield Income Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM Short Duration High Yield Income Fund - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Short Duration High Yield Income Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short Duration High Yield Income Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Short Duration High Yield Income Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%
PGIM Short Duration High Yield Income Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
PGIM Short Duration High Yield Income Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM Short Duration High Yield Income Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration High Yield Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
PGIM Short Duration High Yield Income Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%